Government Series (Prospectus Summary) | Government Series
Fund Summary - Government Series
Investment Objective
The investment objective of Government Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of
$1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Government Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Government Series
Management Fees	0.08%
Distribution (12b-1) Fees	none
Transfer Agent Fees	0.09%
Other Operating Expenses	0.03%
Other Expenses:	0.12%
Total Annual Fund Operating Expenses	0.20%

Expense Example
This example is intended to help you compare the cost of investing in shares of
Government Series with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a
5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Government Series	21	64	113	255

Principal Investment Strategies
Government Series is a money market fund that invests exclusively in obligations of the United States Government, its agencies and instrumentalities ("U.S.
Government Obligations"); obligations issued by entities with liquidity support from the U.S. Government, or its agencies or instrumentalities; repurchase agreements secured by U.S. Government Obligations and money market mutual funds that invest exclusively in U.S. Government Obligations and such repurchase agreements. Government Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks
Although Government Series invests exclusively in high-quality securities, an investment in Government Series - like an investment in any money market fund
-is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Government Series' income to decline or that rising interest rates may result in a decline in the value of Government
Series' portfolio securities. Management Risk is the possibility that securities selected by Government Series' investment adviser will cause Government Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Government Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Government Series' yield or its NAV per share.

An investment in Government Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although
Government Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Government Series.

Annual Total Returns
The following information is intended to help you understand the risks of investing in Government Series. It illustrates how Government Series has performed over time. Of course, past performance is not a guarantee of future results.

Year-by-Year Total Return (shown for calendar years) (%)

 High Quarter                                       3Q 2000 1.61%
         Low Quarter                                        1Q 2011 0.02%
         Year-to-Date through March 31, 2011 (unannualized)         0.02%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Government Series	0.13%	2.53%	2.31%	2.85%	Jan. 05, 1999

To obtain current yield information, call (800) 338-3383.